CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, allowance for doubtful receivables	$ 22,786	$ 11,749
Accounts payable of the consolidated variable interest entity ("VIE") and its subsidiary without recourse to the Company	66,587	43,140
Deferred revenue	22,802	28,199
Accrued liabilities and other current liabilities of the consolidated VIE and its subsidiary without recourse to the Company	$ 29,735	$ 29,331
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000
Treasury stock, shares	2,323,802	2,396,372
Lease liabilities, current of the consolidated VIE and its subsidiaries without recourse to the Company	$ 2,141	$ 1,955
Bank borrowings, current of the consolidated VIE and its subsidiaries without recourse to the Company	75,530	56,040
Income tax payable, current of the consolidated VIE and its subsidiaries without recourse to the Company	4,050	4,182
Lease liabilities, non-current of the consolidated VIE and its subsidiaries without recourse to the Company	1,463	1,373
Deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company	13,378	14,156
VIE
Accounts payable of the consolidated variable interest entity ("VIE") and its subsidiary without recourse to the Company	2,262	371
Deferred revenue	88	644
Accrued liabilities and other current liabilities of the consolidated VIE and its subsidiary without recourse to the Company	1,444	1,519
Lease liabilities, current of the consolidated VIE and its subsidiaries without recourse to the Company	295	298
Bank borrowings, current of the consolidated VIE and its subsidiaries without recourse to the Company	1,889	457
Income tax payable, current of the consolidated VIE and its subsidiaries without recourse to the Company	575	483
Lease liabilities, non-current of the consolidated VIE and its subsidiaries without recourse to the Company	89	186
Deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company	$ 99	$ 146
Ordinary Shares - Class A
Ordinary shares, shares authorized	80,000,000	80,000,000
Ordinary shares, shares issued	42,865,515	40,996,215
Ordinary shares, shares outstanding	42,865,515	40,996,215
Ordinary Shares - Class B
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	5,034,427	4,820,608
Ordinary shares, shares outstanding	5,034,427	4,820,608